Schedule I - Notes to Appendix (Details) - 12 months ended Dec. 31, 2024 € in Millions, $ in Millions	USD ($)	EUR (€)	USD ($)
Sociedad Estatal de Participaciones Industriales loan
Debt Instruments
Ferroglobe PLC guarantor obligation		€ 34.5	$ 38.3
NMTC Program | Maximum
Debt Instruments
Ferroglobe PLC guarantor obligation			$ 7.0
Revolving Credit Facility
Debt Instruments
Ferroglobe PLC intercompany long-term obligations	$ 57.9
Promissory note
Debt Instruments
Ferroglobe PLC intercompany long-term obligations	$ 3.5